Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 208,129	$ 217,923
Cost of mine operations
Production costs	91,769	88,537
Depreciation and amortization	27,607	25,082
Mineral resource taxes	5,095	5,952
Government fees and other taxes	2,388	2,643
General and administrative	10,487	11,408
Cost of sales	137,346	133,622
Income from mine operations	70,783	84,301
Corporate general and administrative	13,249	14,181
Property evaluation and business development	438	921
Foreign exchange gain	(4,842)	(267)
Loss on equity investments designed as FVTPL	2,318	3,485
Share of loss in associates	2,901	2,188
Dilution loss on investment in associate	107
Loss on disposal of plant and equipment	444	210
Impairment of mineral rights and properties	20,211
Other expense	2,210	1,018
Income from operations	33,747	62,565
Finance income	4,654	5,217
Finance costs	(3,258)	(10,710)
Income before income taxes	35,143	57,072
Income tax expense	14,043	13,788
Net income	21,100	43,284
Attributable to:
Equity holders of the Company	20,608	30,634
Non-controlling interests	$ 492	$ 12,650
Earnings per share attributable to the equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 0.12	$ 0.17
Diluted earnings per share (in Dollars per share)	$ 0.12	$ 0.17
Weighted Average Number of Shares Outstanding - Basic (in Shares)	176,862,877	176,534,501
Weighted Average Number of Shares Outstanding - Diluted (in Shares)	178,989,549	178,323,968